Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit (loss) for the period	$ 139,142	$ 870,829	$ 858,027
Adjustments for:	618,492	(355,549)	(40,034)
Depreciation of tangible assets (Note 8)	384,684	163,148	219,428
Amortisation of intangible assets (Note 9)	3,284	2,881	1,612
Impairment losses (Note 8)	5,354	1,847	0
Provisions	(274)	(325)	(295)
Income tax (benefits)/expenses (Note 7)	10,185	1,893	6,009
Share of (profit)/loss of equity-accounted investees, net of tax (Note 26)	882	(920)	927
Net finance expenses (Note 6)	406,941	130,650	104,729
(Gain)/loss on disposal of assets (Note 8)	(192,564)	(635,017)	(372,444)
(Gain)/loss on disposal of subsidiaries (Note 24)	0	(19,706)	0
Changes in working capital requirements	7,264	39,307	105,881
Change in cash guarantees (Note 11)	(8,986)	(46,869)	12,234
Change in inventory (Note 12)	(13,263)	5,197	19,132
Change in trade receivables (Note 13)	38,631	95,930	43,036
Change in accrued income (Note 13)	(17,957)	7,410	(2,286)
Change in deferred charges and fulfillment costs (Note 13)	(7,110)	(6,065)	2,096
Change in other receivables (Note 11 and 13)	30,230	3,317	1,163
Change in trade payables (Note 18)	34,687	(14,867)	17,336
Change in accrued payroll (Note 18)	4,155	(94)	603
Change in accrued expenses (Note 18)	(37,031)	(18,999)	8,686
Change in deferred income (Note 18)	19,280	6,602	(187)
Change in other payables (Note 18)	(35,438)	7,758	263
Change in provisions for employee benefits	66	(13)	3,805
Income taxes paid during the period	(4,657)	(4,549)	(6,675)
Interest paid (Note 6 and 19)	(323,115)	(109,136)	(130,375)
Interest received (Note 6 and 13)	6,414	17,112	50,556
Net cash from operating activities	443,540	458,014	837,380
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction (Note 8)	(1,026,068)	(1,114,907)	(337,195)
Proceeds from the sale of vessels (Note 8)	509,817	1,718,862	1,206,636
Acquisition of other tangible assets (Note 8)	(3,741)	(5,022)	(1,407)
Acquisition of intangible assets (Note 9)	(1,503)	(1,541)	(60)
Proceeds from the sale of other (in)tangible assets (Note 8)	860	2,000	0
Loans from (to) related parties (Note 26)	(3,403)	(4,485)	0
Net cash on deconsolidation / sale of subsidiaries	0	822	0
Investments in other companies (Note 26)	0	(45,000)	0
Acquisition of a subsidiary, net of cash acquired (Note 24 and 25)	(1,098,897)	(1,152,620)	0
Repayment of loans from related parties	0	(79,930)	0
Lease payments received from finance leases	1,263	1,591	1,706
Dividends from other investments (Note 26)	9,876	1,050	0
Net cash from (used in) investing activities	(1,611,796)	(679,180)	869,680
Net cash from (used in) financing activities
Purchase of treasury shares (Note 15)	0	(126,913)	0
Proceeds from borrowings (Note 17)	6,469,027	2,722,525	2,694,127
Repayment of borrowings (Note 17)	(4,237,099)	(1,177,328)	(2,933,724)
Repayment of commercial paper (Note 17)	(221,304)	(357,171)	(458,272)
Repayment of sale and leaseback (Note 17)	(379,423)	(54,299)	(96,006)
Repayment of lease liabilities (Note 17)	(121,881)	(33,879)	(21,942)
Transaction costs related to issue of loans and borrowings (Note 17)	(74,394)	(19,223)	(14,530)
Dividends paid (Note 15)	(20,157)	(1,126,683)	(630,540)
Acquisition of non-controlling interest (Note 25)	(137,066)	0	0
Net cash from (used in) financing activities	1,277,704	(172,971)	(1,460,887)
Net increase (decrease) in cash and cash equivalents	109,448	(394,137)	246,173
Net cash and cash equivalents at the beginning of the period (Note 14)	38,869	429,370	179,929
Effect of changes in exchange rates	(1,788)	3,636	3,268
Net cash and cash equivalents at the end of the period (Note 14)	$ 146,529	$ 38,869	$ 429,370